CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income (loss)	$ 903	$ (22)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation	236	296
Provision for loan losses		501
Premium amortization on securities, net	485	490
ESOP compensation expense	44
Earnings on bank-owned life insurance	(200)	(169)
Gain on sale of securities available-for-sale	(182)	(277)
Net loss on other real estate owned write-downs and sales	135	641
Changes in:
Accrued interest receivable and other assets	(436)	928
Accrued interest payable and other liabilities	692	(143)
Net cash provided by operating activities	1,677	2,245
Securities available-for-sale
Purchases	(22,202)	(49,843)
Sales	8,580	10,798
Calls, maturities and principal payments	18,107	48,751
Principal payments from securities held to maturity	6
Loan origination and repayments, net	(174)	2,248
(Purchase) redemption of FHLB stock	(111)	793
Purchase of Bank-owned life insurance		(1,500)
Proceeds from sale of other real estate	458	382
Purchase of equipment, net	(51)	(77)
Net cash provided by investing activities	4,613	11,552
Cash flows from financing activities
Net change in deposits	(7,202)	(9,978)
Maturities of FHLB advances	(5,000)	(7,000)
Purchase of treasury stock	(7)	(3)
Net change in advance payments by borrowers for taxes and insurance	130	146
Net proceeds from stock offering	12,849
Purchase of shares by ESOP	(1,125)
Net cash used in financing activities	(355)	(16,835)
Net change in cash and cash equivalents	5,935	(3,038)
Cash and cash equivalents at beginning of year	16,346	19,384
Cash and cash equivalents at end of year	22,281	16,346
Cash paid during the year for:
Interest	1,145	1,536
Income taxes	1	52
Supplemental noncash disclosures
Transfers from loans to real estate owned	139	656
Transfers of negative advance payment by borrowers for taxes and insurance balances to loans	21
Loans provided for sales of other real estate owned	$ 22	$ 140